CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss(income)	$ (8,083)	$ (18,781)	$ (10,959)	$ (29,740)	$ (345,356)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	(1,256)
Comprehensive loss(income) attributable to ALPINE AUTO BROKERS INC.	(9,339)		(10,959)	(29,740)	(345,356)
Total comprehensive loss(income) attributable to ordinary shares of ALPINE AUTO BROKERS INC.	$ (9,339)		$ (10,959)	$ (29,740)	$ (345,356)